Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income [Abstract]
Net sales	$ 56,835	$ 45,861	$ 182,650	$ 152,717	$ 135,340
Cost of sales	16,462	12,173	49,626	40,321	36,124
Gross profit	40,373	33,688	133,024	112,396	99,216
Selling, general and administrative expenses	28,354	22,064	94,716	78,368	68,105
Deferred compensation expense		1,160	3,897	1,415	450
Income from operations	12,019	10,464	34,411	32,613	30,661
Interest expense	594	90	1,252	443	467
Change in fair value of warrants	51,845		82,063
Other income (expense)	(33)	7	15	(77)	124
Income (loss) before income taxes	(40,453)	10,381	(48,889)	32,093	30,318
Benefit (provision) for income taxes	(4,264)	(248)	2,002	(733)	(609)
Net income (loss)	(44,717)	10,133	(46,887)	31,360	29,709
Weighted average basic and diluted shares outstanding	44,854,988	32,000,000	35,837,609	32,261,168	32,329,897
Basic and diluted earnings (loss) per share	$ (1.00)	$ 0.32	$ (1.31)	$ 0.97	$ 0.92
Pro forma computation related to conversion to C Corporation for income tax purposes
Historical income (loss) before income taxes	(40,453)	10,381	(48,889)	32,093	30,318
Pro forma benefit (provision) for income taxes		(4,152)	(13,270)	(12,837)	(12,127)
Pro forma net income (loss)		$ 6,229	$ (62,159)	$ 19,256	$ 18,191
Pro forma weighted average basic and diluted shares outstanding		42,534,884	42,562,617	42,534,884	42,534,884
Pro forma basic and diluted earnings (loss) per share		$ 0.15	$ (1.46)	$ 0.45	$ 0.43